Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions
17.	Related party transactions

(a)	Key management personnel compensation
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, President and Chief Executive Officer and Chief Financial Officer are key management personnel for all periods. Beginning on July 1, 2019, the Company appointed a new President and Chief Operating Officer who was considered key management personnel beginning with this appointment. The then existing President retains the title of Chief Executive Officer and remains included in key management personnel for all periods. The Vice-President, Commercial Operations was considered key management personnel until the conclusion of his employment in September 2017 and for the 2018 and 2019 periods, a new Vice-President, Commercial Operations was hired effective January 8, 2018 and is included in key management personnel from the effective date of his hire until the conclusion of his employment on June 30, 2019.
Beginning in December 2016 and ending of October 2, 2017, the President and Chief Executive Officer of Apicore, was considered key management personnel. The compensation pertaining to the President and Chief Executive Officer of Apicore has been included in the income from discontinued operations in the consolidated statements of net income and comprehensive income for the year ended December 31, 2017 and his compensation has been excluded from the table below. Included in the table below is $750,000 relating to transaction bonuses paid to key management personnel which is included within the income from discontinued operations for the year ended December 31, 2017 on the consolidated statement net income and comprehensive income.
In addition to their salaries, the Company also provides
non-cash
benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2019	2018	2017
Salaries, fees and short-term benefits	$781	$770	$1,463
Share-based payments	208	669	139

	$989	$1,439	$1,602

As at December 31, 2019, the Company did not have any amounts (2018 – $5) recorded within accounts payable and accrued liabilities relating to amounts payable to the members of the Company’s Board of Directors for services provided.

(b)	Transactions with related parties
Directors and key management personnel control 23% of the voting shares of the Company as at December 31, 201
9
(2018 – 17%).
During the year ended December 31, 2019 the Company paid GVI, a company controlled by the Chief Executive Officer, a total of $85 (2018 – $85; 2017 – $85) for business administration services, $295 (2018 – $228; 2017 – $212) in rental costs and $47 (2018 – $47; 2017 – $44) for information technology support services. As described in note 16(a), the business administration services summarized above are provided to the Company through a consulting agreement with GVI.
Clinical research services are provided through a consulting agreement with GVI Clinical Development Solutions Inc. (“GVI CDS”), a company controlled by the Chief Executive Officer. Pharmacovigilance and safety, regulatory support, quality control and clinical support are provided to the Company through the GVI CDS agreement. During the year ended December 31, 2019, the Company paid GVI CDS $406 (2018 – $858; 2017 – $716) for clinical research services.

Research and development services are provided through a consulting agreement with CanAm Bioresearch Inc. (“CanAm”), a company controlled by a close family member of the President and Chief Executive Officer. During the year ended December 31, 2019, the Company paid CanAm $133 (2018 – $393; 2017 – $458) for research and development services.
Beginning with the acquisition of Apicore (the “Acquisition”) on December 1, 2016 and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred rental charges pertaining to leased manufacturing facilities and office space from Dap Dhaduk II LLC (“Dap Dhaduk”), an entity controlled by a minority shareholder and member of the board of directors of Apicore Inc. Included within discontinued operations on the consolidated statements of net income and comprehensive income is payments to Dap Dhaduk totaling $263 for the year ended December 31, 2017.
Beginning with the Acquisition on December 1, 2016 and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company purchased inventory from Aktinos Pharmaceuticals Private Limited and Aktinos HealthCare Private Limited (together, “Aktinos”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. For the year ended December 31, 2017, the Company paid Aktinos $1,599 for purchases of inventory, which were included in assets of the Apicore business sold (note 5) in connection with the Apicore Sales Transaction.
Beginning with the Acquisition on December 1, 2016 and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred research and development charges from Omgene Life Sciences Pvt. Ltd. (“Omgene”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. Included within discontinued operations on the consolidated statements of net income and comprehensive income is payments to Omgene totaling $
26
for the year ended December 31, 2017.
Beginning with the Acquisition on December 1, 2016 and ending with the Apicore Sales Transaction on October 2, 2017 (note 5), the Company incurred pharmacovigilance charges from 4C Pharma Solutions LLC (“4C Pharma”), an entity significantly influenced by a close family member of the Chief Executive Officer of Apicore Inc. Included within discontinued operations on the consolidated statements of net income and comprehensive income is payments to 4C Pharma totaling $6 for the year ended December 31, 2017.
These transactions have been measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
As at December 31, 2019, included in accounts payable and accrued liabilities is $95 (2018 – $17) payable to GVI, $56 (2018 – $134) payable to GVI CDS, and no amounts (2018 – $40) payable to CanAm. These amounts are unsecured, payable on demand and non-interest
bearing.
Effective July 18, 2016, the Company renewed its consulting agreement with its Chief Executive Officer, through A.D. Friesen Enterprises Ltd., a company owned by the Chief Executive Officer, for a term of five years, at a rate of $300 annually, increasing to $315 annually, effective January 1, 2017 and increasing to $331 annually, effective January 1, 2019. The Company may terminate this agreement at any time upon 120 days’ written notice. There were not any amounts payable to A.D. Friesen Enterprises Ltd. as a result of this consulting agreement as at December 31, 2019 or 2018. Any amounts payable to A.D. Friesen Enterprises Ltd. are unsecured, payable on demand and non-interest
bearing.
Effective January 1, 2018, the Company renewed its consulting agreement with its Chief Financial Officer, through JFK Enterprises Ltd., a company owned by the Chief Financial Officer of the Company, for a one-year
term, at a rate of $155 annually. The agreement could have been terminated by either party, at any time, upon 30 days written notice. Any amounts payable to JFK Enterprises Ltd. were unsecured, payable on demand and non-interest
bearing. Effective June 1, 2018, this consulting agreement was converted into an employment agreement with the Chief Financial Officer.